Loans - Additional Information (Details)				3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 30, 2019 USD ($) Loan	Aug. 31, 2019 USD ($) Loan	Jun. 30, 2019 USD ($) Loan	Jun. 30, 2020 USD ($) Loan	Jun. 30, 2019 USD ($) Loan	Dec. 31, 2018 USD ($) Loan	Jun. 30, 2020 USD ($) Loan Segment	Jun. 30, 2019 USD ($) Loan	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($) Loan	Jul. 07, 2020 USD ($) Loan	Mar. 31, 2019 USD ($)	Apr. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Loans acquired												$ 24,600,000	$ 10,200,000	$ 15,600,000
Participating interest of acquired loan percentage									90.00%
Number of loans secured by liens on automobiles | Loan									2,283
Number of loans outstanding | Loan						909			1,657	909
Loans acquired carrying amount						$ 13,300,000			$ 27,200,000	$ 13,300,000
Number of acquired loan charged-off as uncollectible | Loan									29
Acquired loans cumulative net charge-offs									$ 196,000
Cumulative net charge-offs									77,000
Unamortized premium included in the carrying value						534,000			930,000	534,000
Notes, Loans and Financing Receivable, Net [Abstract]
Ninety days past due and still accruing interest						0			0	0
Number of portfolio segment | Segment							3
Total loans			$ 692,866,000	$ 807,839,000	$ 692,866,000	620,405,000	$ 807,839,000	$ 692,866,000	781,341,000	620,405,000
Nonaccrual status loans				$ 8,385,000		2,148,000	$ 8,385,000		$ 5,246,000	$ 2,148,000
Troubled Debt Restructuring During Prior Twelve Months [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Number of loans subsequently defaulted | Loan							0	0	0	0
Real Estate [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Percentage of total loan portfolio									70.00%	77.00%
Commercial Real Estate Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Additional provision for loan losses						14,000				$ 14,000
Number of loans | Loan										1
Residential Real Estate Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Additional provision for loan losses					$ 0			$ 0	$ 0
Number of loans | Loan				0	1		0	1	1
Other Commercial and Industrial Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Additional provision for loan losses										$ 0
Number of loans | Loan					1			1		1
Consumer Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired			$ 5,000,000		$ 5,000,000			$ 5,000,000	$ 392,000
Participating interest of acquired loan percentage			100.00%
Number of loans outstanding | Loan									87
Loans acquired carrying amount									$ 5,000,000
Cumulative net charge-offs									0
Unamortized premium included in the carrying value									0
Number of loans unsecured | Loan			89
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				$ 112,502,000		51,533,000	$ 112,502,000		128,996,000	$ 51,533,000
Nonaccrual status loans				540,000		142,000	540,000		631,000	142,000
Commercial and Industrial Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired			$ 5,000,000		5,000,000			5,000,000	$ 1,800,000
Participating interest of acquired loan percentage			100.00%
Number of loans outstanding | Loan									43
Loans acquired carrying amount									$ 6,600,000
Cumulative net charge-offs									0
Unamortized premium included in the carrying value									$ 0
Number of loans unsecured | Loan			43
Home Equity Lines of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired		$ 21,900,000
Participating interest of acquired loan percentage		100.00%
Number of loans outstanding									376
Loans acquired carrying amount									$ 20,100,000
Cumulative net charge-offs									0
Unamortized premium included in the carrying value									$ 390,000
Number of loans secured home equity lines of credit | Loan		395
Consumer Loans November 2019 [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired	$ 26,600,000
Participating interest of acquired loan percentage	59.20%
Number of loans outstanding | Loan									2,768
Loans acquired carrying amount									$ 25,800,000
Cumulative net charge-offs									0
Unamortized premium included in the carrying value									114,000
Number of loans unsecured | Loan	2,787
Consumer Loans December 2019
Accounts Notes And Loans Receivable [Line Items]
Loans acquired									$ 10,300,000
Participating interest of acquired loan percentage									100.00%
Number of loans outstanding | Loan									4,259
Loans acquired carrying amount									$ 10,300,000
Cumulative net charge-offs									0
Unamortized premium included in the carrying value									$ 245,000
Number of loans unsecured | Loan									4,259
Maturity period of acquired loans description									less than one year to three to seven years
First Lien Residential Mortgages [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired									$ 2,100,000
Participating interest of acquired loan percentage									100.00%
Number of loans outstanding | Loan									25
Loans acquired carrying amount									$ 2,100,000
Cumulative net charge-offs									0
Unamortized premium included in the carrying value									$ 135,000
Number of loans secured home equity lines of credit | Loan									25
Residential Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Residential mortgage loans pledged to FHLBNY as blanket collateral				107,700,000		154,900,000	107,700,000		$ 136,900,000	154,900,000
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				216,419,000		239,644,000	216,419,000		249,312,000	239,644,000
Nonaccrual status loans				1,038,000		1,176,000	1,038,000		1,613,000	1,176,000
Commercial Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				478,918,000		329,228,000	478,918,000		403,033,000	329,228,000
Nonaccrual status loans				6,807,000		830,000	6,807,000		3,002,000	830,000
Threshold balance				100,000			100,000
Commercial Loans [Member] | Real Estate [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans			$ 225,794,000	260,824,000	225,794,000	212,314,000	260,824,000	225,794,000	254,257,000	212,314,000
Nonaccrual status loans				4,094,000		415,000	4,094,000		2,343,000	415,000
Commercial Loans [Member] | Other Commercial and Industrial Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans			$ 79,590,000	83,167,000	$ 79,590,000	63,359,000	83,167,000	$ 79,590,000	82,092,000	63,359,000
Nonaccrual status loans				2,283,000		387,000	2,283,000		$ 591,000	387,000
Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans									2 years
Minimum [Member] | Consumer Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans			4 years
Minimum [Member] | Commercial and Industrial Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans			4 years
Minimum [Member] | Home Equity Lines of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans		4 years
Minimum [Member] | Consumer Loans November 2019 [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	3 years
Minimum [Member] | First Lien Residential Mortgages [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans									22 years
Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans									6 years
Maximum [Member] | Consumer Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans			10 years
Maximum [Member] | Commercial and Industrial Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans			10 years
Maximum [Member] | Home Equity Lines of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans		30 years
Maximum [Member] | Consumer Loans November 2019 [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	5 years
Maximum [Member] | First Lien Residential Mortgages [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans									24 years
Substandard [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				14,300,000		4,190,000	14,300,000		$ 6,789,000	4,190,000
Substandard [Member] | Consumer Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				562,000		208,000	562,000		665,000	208,000
Substandard [Member] | Residential Mortgage Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				1,609,000		1,190,000	1,609,000		1,731,000	1,190,000
Substandard [Member] | Commercial Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				12,129,000		2,792,000	12,129,000		4,393,000	2,792,000
Accruing Interest				6,200,000			6,200,000
Nonaccrual status loans				5,900,000			5,900,000
Substandard [Member] | Commercial Loans [Member] | Real Estate [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				7,218,000		1,947,000	7,218,000		3,194,000	1,947,000
Substandard [Member] | Commercial Loans [Member] | Other Commercial and Industrial Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				1,940,000		612,000	1,940,000		923,000	612,000
Special Mention [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				23,753,000		14,296,000	23,753,000		30,342,000	14,296,000
Special Mention [Member] | Consumer Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				322,000		239,000	322,000		358,000	239,000
Special Mention [Member] | Residential Mortgage Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				1,295,000		999,000	1,295,000		1,093,000	999,000
Special Mention [Member] | Commercial Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				22,136,000		13,058,000	22,136,000		28,891,000	13,058,000
Nonaccrual status loans				900,000			900,000
Special Mention [Member] | Commercial Loans [Member] | Real Estate [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				9,150,000		8,299,000	9,150,000		12,473,000	8,299,000
Special Mention [Member] | Commercial Loans [Member] | Other Commercial and Industrial Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				$ 8,689,000		$ 3,268,000	$ 8,689,000		$ 8,473,000	$ 3,268,000
COVID-19 [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans outstanding | Loan				556			556
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans				$ 145,600,000			$ 145,600,000
COVID-19 [Member] | Subsequent Event [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans outstanding | Loan											556
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans											$ 145,600,000